Fees and Expenses - Tortoise Energy Fund	Nov. 30, 2024
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.85%

(1)    Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$87	$271	$471	$1,048

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. Because the Fund is newly offered, portfolio turnover information is not available. During the most recent fiscal year ended November 30, 2024, Tortoise Energy Infrastructure and Income Fund, a series of Managed Portfolio Series, a Delaware statutory trust that is registered as an open-end management investment company (the “Predecessor Fund”), had a portfolio turnover rate of 18%.

Portfolio Turnover, Rate	18.00%